7. RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	Mar. 31, 2017	Dec. 31, 2016
Accrued interest- related party	$ 600,520	$ 561,425
Shareholder
Accrued interest- related party	16,404	15,532
Accrued salary	1,470,982	1,392,041
Chief Operating Officer
Accrued salary	22,386	20,000
Intern
Accrued salary	239	421
Chief Executive Officer
Accounts payable and accrued expenses - related party	$ 208,188	$ 187,756